BLACKROCK FUNDS II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to

the Prospectuses and Statement of Additional Information (“SAI”), each dated February 26, 2016,

as supplemented to date

On July 29, 2016, the Board of Trustees of BlackRock Funds II approved the following changes to the Funds, as described further below:

1)	The Funds will be renamed the BlackRock LifePath® Smart Beta Funds in all vintages;

2)	Each Fund will make certain changes to its principal investment strategies and the underlying funds in which it may invest; and

3)	The named portfolio managers of the Funds will be Matthew O’Hara, Ked Hogan and Andrew Ang.

All of these changes are expected to become effective on or about November 16, 2016.

Investors should review carefully the specific changes to the Prospectuses and SAI of the Funds, reflecting the changes noted above, which are detailed below.

Effective on or about November 16, 2016, the following changes are made to the Prospectuses and the SAI of the Funds:

Change in each Fund’s Name

The BlackRock LifePath® Active Retirement Fund is renamed BlackRock LifePath® Smart Beta Retirement Fund.

The BlackRock LifePath® Active 2020 Fund is renamed BlackRock LifePath® Smart Beta 2020 Fund.

The BlackRock LifePath® Active 2025 Fund is renamed BlackRock LifePath® Smart Beta 2025 Fund.

The BlackRock LifePath® Active 2030 Fund is renamed BlackRock LifePath® Smart Beta 2030 Fund.

The BlackRock LifePath® Active 2035 Fund is renamed BlackRock LifePath® Smart Beta 2035 Fund.

The BlackRock LifePath® Active 2040 Fund is renamed BlackRock LifePath® Smart Beta 2040 Fund.

The BlackRock LifePath® Active 2045 Fund is renamed BlackRock LifePath® Smart Beta 2045 Fund.

The BlackRock LifePath® Active 2050 Fund is renamed BlackRock LifePath® Smart Beta 2050 Fund.

The BlackRock LifePath® Active 2055 Fund is renamed BlackRock LifePath® Smart Beta 2055 Fund.

Change to each Fund’s Fees and Expenses

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active Retirement Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.32%	1.47%	1.39%
Acquired Fund Fees and Expenses[2]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.79%	1.69%	2.11%
Fee Waivers and/or Expense Reimbursements[3]	(1.22)%	(1.37)%	(1.30)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.57%	0.32%	0.81%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$580	$902	$1,246	$2,214
Institutional Shares	$33	$319	$627	$1,503
Class R Shares	$83	$472	$887	$2,044

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2020 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	0.79%	1.01%	0.81%
Acquired Fund Fees and Expenses[2]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.28%	1.25%	1.55%
Fee Waivers and/or Expense Reimbursements[3]	(0.69)%	(0.91)%	(0.72)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.59%	0.34%	0.83%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$582	$845	$1,128	$1,932
Institutional Shares	$35	$306	$599	$1,431
Class R Shares	$85	$419	$777	$1,784

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2025 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	0.88%	0.77%	0.91%
Acquired Fund Fees and Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.39%	1.03%	1.67%
Fee Waivers and/or Expense Reimbursements[3]	(0.78)%	(0.67)%	(0.82)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.61%	0.36%	0.85%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$584	$869	$1,175	$2,042
Institutional Shares	$37	$261	$503	$1,199
Class R Shares	$87	$446	$830	$1,908

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2030 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	0.88%	0.99%	0.89%
Acquired Fund Fees and Expenses[2]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.40%	1.26%	1.66%
Fee Waivers and/or Expense Reimbursements[3]	(0.78)%	(0.89)%	(0.80)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.62%	0.37%	0.86%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$585	$872	$1,180	$2,052
Institutional Shares	$38	$311	$606	$1,444
Class R Shares	$88	$445	$827	$1,898

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2035 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.06%	1.11%	1.10%
Acquired Fund Fees and Expenses[2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.60%	1.40%	1.89%
Fee Waivers and/or Expense Reimbursements[3]	(0.96)%	(1.01)%	(1.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.64%	0.39%	0.88%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$587	$914	$1,264	$2,248
Institutional Shares	$40	$341	$665	$1,582
Class R Shares	$90	$494	$923	$2,119

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2040 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.04%	1.13%	1.07%
Acquired Fund Fees and Expenses[2]	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.59%	1.43%	1.87%
Fee Waivers and/or Expense Reimbursements[3]	(0.94)%	(1.03)%	(0.98)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.65%	0.40%	0.89%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$588	$913	$1,261	$2,240
Institutional Shares	$41	$344	$670	$1,593
Class R Shares	$91	$492	$920	$2,110

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2045 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.51%	1.57%	1.48%
Acquired Fund Fees and Expenses[2]	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	2.09%	1.90%	2.31%
Fee Waivers and/or Expense Reimbursements[3]	(1.41)%	(1.47)%	(1.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.68%	0.43%	0.92%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$591	$934	$1,300	$2,328
Institutional Shares	$44	$354	$686	$1,627
Class R Shares	$94	$506	$944	$2,162

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2050 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.66%	1.51%	1.54%
Acquired Fund Fees and Expenses[2]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	2.25%	1.85%	2.38%
Fee Waivers and/or Expense Reimbursements[3]	(1.56)%	(1.41)%	(1.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.69%	0.44%	0.93%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$592	$937	$1,305	$2,339
Institutional Shares	$45	$357	$692	$1,638
Class R Shares	$95	$509	$949	$2,173

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2055 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	5.75%	5.50%	5.37%
Acquired Fund Fees and Expenses[2]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	6.34%	5.84%	6.21%
Fee Waivers and/or Expense Reimbursements[3]	(5.65)%	(5.40)%	(5.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.69%	0.44%	0.93%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$592	$937	$1,305	$2,339
Institutional Shares	$45	$357	$692	$1,638
Class R Shares	$95	$509	$949	$2,173

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active Retirement Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	1.23%
Acquired Fund Fees and Expenses[1]	0.22%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers and/or Expense Reimbursements[2]	(1.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.22%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$288	$574	$1,398

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2020 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.68%
Acquired Fund Fees and Expenses[1]	0.24%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[2]	(0.68)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.24%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$225	$443	$1,069

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2025 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.77%
Acquired Fund Fees and Expenses[1]	0.26%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers and/or Expense Reimbursements[2]	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.26%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$27	$251	$494	$1,190

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2030 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.78%
Acquired Fund Fees and Expenses[1]	0.27%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[2]	(0.78)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.27%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$28	$256	$503	$1,212

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2035 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.92%
Acquired Fund Fees and Expenses[1]	0.29%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers and/or Expense Reimbursements[2]	(0.92)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.29%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$30	$293	$576	$1,384

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2040 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.90%
Acquired Fund Fees and Expenses[1]	0.30%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers and/or Expense Reimbursements[2]	(0.90)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.30%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$31	$292	$573	$1,375

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2045 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	1.31%
Acquired Fund Fees and Expenses[1]	0.33%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers and/or Expense Reimbursements[2]	(1.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.33%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$34	$323	$633	$1,514

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2050 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	1.33%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers and/or Expense Reimbursements[2]	(1.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.34%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$35	$326	$638	$1,525

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2055 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	5.33%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Fund Operating Expenses	5.67%
Fee Waivers and/or Expense Reimbursements[2]	(5.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.34%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$35	$326	$638	$1,525

Footnote 1 to the table disclosing contractual caps in the section of the Prospectus for Investor A, Institutional and Class R Shares entitled “Management of the Funds — BlackRock” is deleted in its entirety and replaced with the following:

[1]	The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

Footnote 2 to the table disclosing contractual caps in the section of the Prospectus for Investor A, Institutional and Class R Shares entitled “Management of the Funds — BlackRock” is deleted in its entirety and replaced with the following:

[2]	The contractual caps are in effect through February 28, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

Footnote 1 to the table disclosing contractual caps in the section of the Prospectus for Class K Shares entitled “Management of the Funds — BlackRock” is deleted in its entirety and replaced with the following:

[1]	The contractual caps are in effect through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

Footnote 2 to the table disclosing contractual caps in the section of the Prospectus for Class K Shares entitled “Management of the Funds — BlackRock” is deleted in its entirety and replaced with the following:

[2]	The contractual caps are in effect through February 28, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund.

Change in each Fund’s Principal Investment Strategies and Risks

The section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock LifePath® Active Retirement Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Each such factor-based underlying fund seeks to track an index that follows a rules-based methodology that is designed to provide exposure to key drivers of risk and return, or factors. Such factors may include, but are not limited to, value, quality, momentum, low size and volatility.

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. In pursuit of its investment objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of such asset allocation target percentages may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, or fixed income funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The sections of each Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” for each of BlackRock LifePath® Active 2020 Fund, BlackRock LifePath® Active 2025 Fund, BlackRock LifePath® Active 2030 Fund, BlackRock LifePath® Active 2035 Fund, BlackRock LifePath® Active 2040 Fund, BlackRock LifePath® Active 2045 Fund, BlackRock LifePath® Active 2050 Fund and BlackRock LifePath® Active 2055 Fund are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Each such factor-based underlying fund seeks to track an index that follows a rules-based methodology that is designed to provide exposure to key drivers of risk and return, or factors. Such factors may include, but are not limited to, value, quality, momentum, low size and volatility.

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the Fund’s target retirement date. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative—prior to retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path—the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The sections of each Prospectus entitled “Fund Overview — Principal Risks of Investing in the Fund” are supplemented as follows:

Principal ETF-Specific Risks

■	Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■	Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■	Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■	Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

The section of each Prospectus entitled “Details About the Funds — A Further Discussion of the Principal Investment Strategies” is deleted in its entirety and replaced with the following:

A Further Discussion of the Principal Investment Strategies

Each Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

Each Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Each such factor-based underlying fund seeks to track an index that follows a rules-based methodology that is designed to provide exposure to key drivers of risk and return, or factors. Such factors may include, but are not limited to, value, quality, momentum, low size and volatility.

The Funds with longer time horizons invest a greater portion of their assets in underlying funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Funds with shorter time horizons invest a greater portion of their assets in underlying funds that invest in fixed income, including money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons.

As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the underlying funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.

For example, the Retirement Fund has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in underlying funds that are money market funds. Rather, because BlackRock believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the Retirement Fund’s assets will continue to be allocated to underlying funds that are equity and fixed income funds.

In determining the allocation of assets to the underlying funds, BlackRock analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the underlying funds. The allocations are monitored and rebalanced in an effort to maximize expected return for a given level of risk.

In managing the Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation based on the glide path to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The underlying funds invest in a mix of equity securities and fixed income securities, including money market instruments. Certain underlying funds may follow factor-based investment strategies, and may include single factor and multi-factor strategies.

The underlying funds may include funds that seek exposure to commodities (including commodity indexes). However, a Fund’s exposure to commodities will be limited to 5% of the Fund’s total assets at the time of the investment. Certain underlying funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds, and commodities and derivatives, which are subject to additional risks, as described in the “Details About the Funds—Investment Risks” section of this prospectus. The investment model adjusts each Fund’s risk level by gradually making it more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

When a Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the Retirement Fund. Such Fund and the Retirement Fund may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

BlackRock regularly monitors the allocations of the Funds to ensure that they are consistent with each Fund’s current allocation strategy. The Funds may be brought back to the intended allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

Each Fund is considered “non-diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Funds, this risk is reduced because the underlying funds are themselves generally diversified.

Each Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

Other Strategies

Each Fund may also invest or engage in the following investments/strategies:

■	Money Market Securities — In addition to investing in an underlying money market fund, which may include an affiliated money market fund, each Fund may also invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Funds will not be deemed to deviate from their normal strategies if they hold these securities pending investments.

■	Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with a Fund’s principal investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.

The section of each Prospectus entitled “Details About the Funds — Investment Risks — Principal Risks of Investing in the Funds or the Underlying Funds” is amended to delete the following risks: “Corporate Loans Risk,” “Distressed Securities Risk,” “Investments in Securities Prior to Their Date of Issue Risk,” “Mezzanine Securities Risk,” “Municipal Securities Risks,” “Second Lien Loans Risk,” “Senior Loans Risk,” “Structured Products Risk” and “Tender Option Bonds and Related Securities Risk.”

The section of each Prospectus entitled “Details About the Funds — Investment Risks — Principal Risks of Investing in the Funds or the Underlying Funds — Investments in a Particular Market Segment” is amended to add the following risk:

■	Information Technology Sector Risk — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The section of each Prospectus entitled “Details About the Funds — Investment Risks — Principal Risks of Investing in the Funds or the Underlying Funds — ETF-Specific Risk” is amended to add the following risk:

■	Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

Change to each Fund’s Underlying Funds

The section of each Prospectus entitled “Details About the Funds — Information About Underlying Funds” is deleted in its entirety and replaced with the following:

Information About Underlying Funds

Description of Underlying Funds

Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs. Each Fund may invest in any of the underlying funds. Underlying funds may include open-end funds that are managed by the Funds’ portfolio manager. The following table sets forth (i) the names of the underlying funds, and (ii) brief descriptions of the underlying funds’ investment objectives and principal investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock without notice to shareholders. In addition, the investment objective and principal investment strategies of each underlying fund are subject to change without notice to shareholders.

Prospectuses for any of these underlying funds can be accessed at www.blackrock.com/prospectus or obtained by calling (800) 441-7762.

Equity Funds

Fund Name	Investment Objective and Principal Investment Strategies
Large Cap Index Master Portfolio

The investment objective of Large Cap Index Master Portfolio (the “Master Portfolio”) is to match the performance of the Russell 1000® Index (the “Russell 1000”) as closely as possible before the deduction of Master Portfolio expenses.

Large Cap Index Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the Russell 1000. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated; the size of the Master Portfolio’s investment portfolio; and the timing, frequency and size of interestholder purchases and withdrawals.

The Master Portfolio will be substantially invested in equity securities in the Russell 1000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 1000. This is a non-fundamental policy of the Master Portfolio and may not be changed without 60 days’ prior notice to interestholders. The Master Portfolio may change its target index if Master Portfolio management believes a different index would better enable the Master Portfolio to match the performance of the market segment represented by the current index.

The Master Portfolio may invest in all stocks in the Russell 1000 in roughly the same proportions as their weightings in the Russell 1000. For example, if 2% of the Russell 1000 is made up of the stock of a particular company, the Master Portfolio will normally invest approximately 2% of its assets in that company. This strategy is known as “full replication.” However, when Master Portfolio management believes it would be cost efficient, Master Portfolio management is authorized to deviate from full replication and to invest instead in a statistically selected sample of the stocks in the Russell 1000 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the Russell 1000 as a whole, but

Fund Name	Investment Objective and Principal Investment Strategies

which involves less transaction cost than would be incurred through full replication. The Master Portfolio also may engage in futures transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. Master Portfolio management may also purchase stocks not included in the Russell 1000 when it believes that it would be a cost efficient way of approximating the Russell 1000’s performance to do so. Master Portfolio management may omit or remove a security which is included in an index from the portfolio of the Master Portfolio if, following objective criteria, Master Portfolio management judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. If Master Portfolio management uses these techniques, the Master Portfolio may not track the Russell 1000 as closely as it would if it were fully replicating the Russell 1000.

The Master Portfolio may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Master Portfolio will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Russell 1000 is concentrated.

Master Small Cap Index Series

The investment objective of Small Cap Index Series (the “Series”) is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Series expenses.

The Series will not attempt to buy or sell securities based on the economic, financial or market analysis of the Manager, but will instead employ a “passive” investment approach. This means that the Manager will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 before deduction of expenses. The Series will buy or sell securities only when the Manager believes it is necessary to do so in order to match the performance of the Russell 2000. Accordingly, it is anticipated that the Series’ portfolio turnover and trading costs will be lower than those of an “actively” managed fund. However, the Series has operating and other expenses, while an index does not. Therefore, the Series may tend to underperform its target index to some degree over time.

The Series will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. This policy is a non-fundamental policy of the Series and

Fund Name	Investment Objective and Principal Investment Strategies

may not be changed without 60 days’ prior notice to interestholders. The Series may change its target index if the Manager believes a different index would better enable the Series to match the performance of the market segment represented by the current index and, accordingly, the investment objective of the Series may be changed without interestholder approval.

Small Cap Index Series may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. Instead, the Series might invest in a statistically selected sample of the stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000 based on the Manager’s optimization process, a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the index with fewer transaction costs than would be incurred through full replication. The Series will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the Russell 2000 as a whole.

Fixed Income Fund

Fund Name	Investment Objective and Principal Investment Strategies
U.S. Total Bond Index Master Portfolio

U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays U.S. Aggregate Index”).

Under normal circumstances, at least 90% of the value of U.S. Total Bond Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays U.S. Aggregate Index, which, for the Master Portfolio, are considered bonds. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the Barclays U.S. Aggregate Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated, the size of the Master Portfolio’s investment portfolio, and the timing, frequency and size of purchases of interests and withdrawals.

Fund Name	Investment Objective and Principal Investment Strategies

The Master Portfolio utilizes sampling techniques that are designed to allow the Master Portfolio to duplicate substantially the investment performance of the Barclays U.S. Aggregate Index. However, the Master Portfolio is not expected to track the Barclays U.S. Aggregate Index with the same degree of accuracy that complete replication of the Barclays U.S. Aggregate Index would provide. No attempt is made to manage the Master Portfolio using economic, financial or market analysis. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the index that the Master Portfolio tracks.

The Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Master Portfolio may also invest in high-quality money market instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates.

ETFs

BlackRock Fund Advisors (“BFA”), each ETF’s investment adviser and an affiliate of BlackRock, uses a “passive” or indexing approach to try to achieve the ETF’s investment objective. Unlike many investment companies, an ETF does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the ETF will substantially outperform the Underlying Index (as defined below) but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

For some ETFs, BFA may invest in all securities included in the Underlying Index in roughly the same proportions as each security is weighted in such Underlying Index in an indexing strategy known as “full replication.” For other ETFs, BFA uses a representative sampling indexing strategy to manage the ETFs. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The ETF may or may not hold all of the securities in the Underlying Index. ETFs that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

Each ETF will at all times invest at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The ETF may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index. Certain ETFs may also hold futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Each ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Equity ETFs

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Total International Stock ETF

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.

The Fund seeks to track the investment results of the MSCI ACWI ex USA IMI (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. As of June 30, 2015, the Underlying Index consisted of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom. As of June 30, 2015, the Underlying Index was comprised of 6,129 securities. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Min Vol EAFE ETF

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of international equity securities that in the aggregate have lower relative volatility. The Underlying Index begins with the MSCI EAFE Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to determine weights for securities in the index that seeks to minimize total risk of the MSCI EAFE Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special

Fund Name	Investment Objective and Principal Investment Strategies
dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI EAFE Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as other measurable index characteristics. The Underlying Index includes stocks from Europe, Australasia, the Middle East and the Far East and, as of June 30, 2015, consisted of the following 18 developed market country indexes or regions: Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Min Vol USA ETF

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

The Fund seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that, in the aggregate, have lower volatility relative to the broader U.S. equity market. The Underlying Index begins with the MSCI USA Index, which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the index in USD and determine weights for securities in the index that seeks to minimize total risk of the MSCI USA Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI USA Index whilst subjected

Fund Name	Investment Objective and Principal Investment Strategies
to established minimum and maximum weightings of index constituents, countries, sectors and risk indices including momentum, value, size, size nonlinearity, growth, liquidity and financial leverage. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Multifactor Intl ETF

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI World ex USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI World ex USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors.

MSCI, in selecting equity securities from the Parent Index, which is comprised of large- and mid-capitalization stocks, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 217 companies from the following countries or regions: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large- and mid-capitalization companies and components

Fund Name	Investment Objective and Principal Investment Strategies
primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries/countries, are likely to change over time.

iShares Edge MSCI Multifactor USA ETF

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

The Fund seeks to track the investment results of the MSCI USA Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors.

MSCI, in selecting equity securities from the Parent Index, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 137 companies from the United States. The Underlying Index may include large- and mid-capitalization companies and components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Multifactor USA Small-Cap ETF

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints.

Fund Name	Investment Objective and Principal Investment Strategies

The Fund seeks to track the investment results of the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”). The Underlying Index is designed to select equity securities from MSCI USA Small Cap Index (the “Parent Index”) that have high exposure to four investment style factors: value, quality, momentum and low size, while maintaining a level of risk similar to that of the Parent Index. The Underlying Index is also constrained in its construction to limit turnover and extreme exposures to particular sectors, countries, component weights or other investment style factors. Small capitalization companies, as calculated by MSCI, represent the bottom 14% of the free floated-adjusted market capitalization in the U.S. securities market, as determined by MSCI.

MSCI, in selecting equity securities from the Parent Index, assigns a composite score for a security through a proprietary model based on four equally-weighted investment style factors: the value score is derived from a company’s valuation ratios (e.g., forward share price to earnings, share price to book value and enterprise value to operating cash flow); the quality score is calculated from a company’s underlying metrics (e.g., return-on-equity, debt-to-equity and earnings variability); the momentum score is calculated through a global equity model, which aims to measure a security’s sustained relative performance against the global market over a two-year period and against other securities based in the same country over the previous six and 12 months (with a one month lag); and the low size score is derived from a global equity model that seeks to measure the market capitalization of a company as compared to other companies based in the same country.

As of June 30, 2015, the Underlying Index consisted of approximately 586 companies from the United States. The Underlying Index includes small-capitalization companies and components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Global REIT ETF

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets.

The Fund seeks to track the investment results of the FTSE EPRA/NAREIT Global REITs Index (the “Underlying Index”), which is designed to track the performance of publicly-listed real estate investment trusts (“REITs”) (or their local equivalents) in both developed and emerging markets. The index components must qualify for REIT (or its local equivalent) status in their country of domicile and meet certain

Fund Name	Investment Objective and Principal Investment Strategies
liquidity, size, and earnings before interest, taxes, depreciation and amortization (EBITDA) requirements. Components are adjusted for free float and foreign ownership limits. As of March 31, 2015, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Belgium, Canada, China, France, Germany, Greece, Hong Kong, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Singapore, South Africa, Spain, Turkey, the United Arab Emirates, the United Kingdom and the United States. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fixed Income ETFs

Fund Name	Investment Objective and Principal Investment Strategies
iShares 20+ Year Treasury Bond ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The Fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than twenty years. As of December 31, 2015, there were 33 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on April 1, 2016, the Fund tracked the Barclays U.S. 20+ Year Treasury Bond Index.

iShares Edge US Fixed Income Balanced Risk ETF

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks total return and preservation of capital.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net

Fund Name	Investment Objective and Principal Investment Strategies

assets in U.S. dollar denominated investment-grade and high- yield fixed-income securities. The Fund primarily invests in fixed-rate securities of varying maturities, such as corporate bonds, including U.S. dollar-denominated securities of foreign issuers, U.S. Treasuries, privately-issued securities, and mortgage-backed securities. The Fund may enter into to-be-announced transactions on a regular basis with respect to the percentage of the portfolio (if any) that consists of mortgage-pass through securities. The Fund may also invest in other exchange-traded funds (“ETFs”) (including other iShares funds), short-term paper, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Fund may invest, without limitation, in high-yield securities rated CCC or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch Ratings, Inc., or, if unrated, determined by BFA to be of comparable quality (commonly known to investors as “junk bonds”).

The Fund seeks to balance interest rate and credit spread risk by investing in a portfolio of fixed-income securities that in the aggregate has approximately equal exposure to credit spread risk and interest rate risk, which are measured by BFA as the volatility of returns of a security associated with changes in the security’s credit spread or changes in interest rates. The Fund will adjust the allocation among its underlying securities in an effort to achieve a target credit spread risk and interest rate risk for the Fund’s portfolio. When necessary to balance the Fund’s exposure to interest rate risk against its exposure to credit spread risk, the Fund may take short or long positions in U.S. Treasury futures and short positions in U.S. Treasury securities through transactions in interest rate swaps. BFA will determine the aggregate credit spread risk and interest rate risk of the Fund’s portfolio.

The Fund may also invest in other interest rate futures contracts, including, but not limited to, Eurodollar and Federal Funds futures. The Fund’s short positions in U.S. Treasury futures are not intended to mitigate credit spread risk or other factors influencing the price of non-government bonds, which may have a greater impact than interest rates.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

iShares TIPS Bond ETF	The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds.

Fund Name	Investment Objective and Principal Investment Strategies

The Fund seeks to track the investment results of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Money Market Fund

Fund Name	Investment Objective and Principal Investment Strategies
T-Fund

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Change in each Fund’s Portfolio Management Team

The sections of each Prospectus entitled “Fund Overview — Portfolio Manager” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Ked Hogan, PhD	2016	Managing Director of BlackRock, Inc.
Andrew Ang, PhD	2016	Managing Director of BlackRock, Inc.

The section of each Prospectus entitled “Details About the Funds — A Further Discussion of the Principal Investment Strategies — About the Portfolio Manager of the Funds” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUNDS

Each Fund is managed by a team of financial professionals. Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund. Please see “Management of the Funds—Portfolio Manager Information” for additional information about the portfolio management team.

The section of each Prospectus entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Each Fund is managed by a team of financial professionals. Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are jointly and primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Ked Hogan, PhD	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2009; Member of Global Market Strategies Group and Scientific Active Equity Group; various positions with Barclays Global Investors from 1997 to 2009.
Andrew Ang, PhD	Jointly and primarily responsible for the day-to-day management of the Funds’ portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Managing Director of BlackRock, Inc. since 2015; Professor of Finance at Columbia Business School from 1999 to 2015.

The section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Manager” is deleted in its entirety and replaced with the following:

Information Regarding the Portfolio Managers

Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are the Funds’ portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the listed Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of July 31, 2016.

Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2020 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2025 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0

	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0

	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0

	$0	$0	$0	$0	$0	$0

The first sentence of the section of the SAI entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of July 31, 2016.

The last sentence of the section of the SAI entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. O’Hara, Hogan and Ang is not measured against a specific benchmark.

The last sentence of the section of the SAI entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

The portfolio managers of these Funds have unvested long-term incentive awards.

The section of the SAI entitled “Management and Advisory Arrangements — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

As of July 31, 2016, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below.

Portfolio Manager	Fund Managed	Dollar Range of Securities Equity Beneficially Owned[1]
Matthew O’Hara, PhD, CFA	Retirement Fund 2020 Fund 2025 Fund 2030 Fund 2035 Fund 2040 Fund 2045 Fund 2050 Fund 2055 Fund	None None None None None None None None None

Ked Hogan, PhD	Retirement Fund 2020 Fund 2025 Fund 2030 Fund 2035 Fund 2040 Fund 2045 Fund 2050 Fund 2055 Fund	None None None None None None None None None

Andrew Ang, PhD	Retirement Fund 2020 Fund 2025 Fund 2030 Fund 2035 Fund 2040 Fund 2045 Fund 2050 Fund 2055 Fund	None None None None None None None None None

[1]	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

The last two sentences of the first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Portfolio Manager Conflicts of Interest” are deleted in their entirety and replaced with the following:

Currently, the portfolio managers of these Funds are not entitled to receive a portion of incentive fees of other accounts.

Shareholders should retain this Supplement for future reference.

PRSAI-LCPP-0916SUP